Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Taxes Payable [Abstract]
Value-added tax, net		$ 7,352
Other taxes	$ (4,850)	$ (11)